Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income - USD ($) $ in Thousands	2 Months Ended	3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021 [1]	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021 [1]	Dec. 31, 2021
Eventer Ltd. [Member] | ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue					$ 1,472		$ 459		$ 1,185
Net/profit (loss) for the period					(587)		(1,215)		(2,612)
Jeff’s Brands Ltd [Member] | Eventer Technologies Ltd. [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue					2,343		1,910
Net/profit (loss) for the period					(1,526)		(851)
Jeff’s Brands Ltd [Member] | Jeffs’ Brands Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue									6,509
Net/profit (loss) for the period									$ (1,540)
Gix Internet [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue						$ 44,827	16,348
Net/profit (loss) for the period						(1,510)	(870)
Other comprehensive loss						(396)	185
Total comprehensive profit (loss)						$ (1,905)	$ (685)
Gix Internet [Member] | Gix Internet Ltd [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue	$ 4,234	$ 31,144
Net/profit (loss) for the period	(439)	164
Other comprehensive loss	222	478
Total comprehensive profit (loss)	$ (217)	$ 642
ScoutCam Inc. [Member]
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue			$ 274	$ 24	372			$ 363
Net/profit (loss) for the period			$ (2,088)	$ (1,606)	$ (5,560)			$ (7,381)

[1]	ScoutCam was deconsolidated on March 31, 2021 and is accounted for as a material equity investment as of April 1, 2021. For additional information see note 4.C.